UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23352

FlowStone Opportunity Fund

(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001

(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FlowStone Opportunity Fund

Semi-Annual Report

For the Period Ended September 30, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, www.flowstonepartners.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you elect, or have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically, by calling the Fund, c/o UMB Fund Services, at 1-888-799-0799 or by sending an email to flowstone@umb.com, or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund, c/o UMB Fund Services, by telephone at 1-888-799-0799 or by email to flowstone@umb.com. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

FlowStone Opportunity Fund

Table of Contents

Investor Letter	2
Schedule of Investments	3
Statement of Assets, Liabilities and Shareholders’ Capital	4
Statement of Operations	5
Statement of Changes in Shareholders’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to the Financial Statements	9-13
Other Information	14
Approval of Investment Management Agreement	15
Privacy Notice	16-17

FlowStone Opportunity Fund

Investor Letter
September 30, 2019 (Unaudited)

To All FlowStone Opportunity Fund investors:

We are very pleased to present you with the first semi-annual report for the FlowStone Opportunity Fund. The Fund formally commenced operations on August 30, 2019 and closed the quarter on September 30 with initial paid-in capital of $31.4 million.

Immediately subsequent to the launch of the Fund, it closed its first transaction with a $5.0 million investment in Liquid Stock I, L.P. Liquid Stock provides liquidity to early investors and employees of large, privately held venture-backed and growth-stage companies. Although the Fund is in the initial stages of its investment, the Adviser’s transaction pipeline is robust, and it is excited about the opportunity set. As the Adviser endeavors to assemble a diversified portfolio of quality private equity fund assets, it will keep Fund investors updated on the deployment of the uninvested capital.

Please don’t hesitate to contact us with any questions or concerns.

Sincerely,

Scott P. Conners, CFA
President
FlowStone Opportunity Fund

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2019 (Unaudited)

Investment Funds (1.86%)*	Redemptions Permitted	Redemption Notice Period	Original Acquisition Date	Investment Strategy	Cost	Fair Value
Primary Investments
Liquid Stock I, LP (a) (b)	NA	NA	8/30/2019	Private Equity Fund	$558,901	$584,684
Total Primary Investments						584,684
Total Investment Funds						$584,684

Short-Term Investment (98.16%)*
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 2.01% (c)						$30,869,437
Total Money Market Fund (cost $30,869,437)						$30,869,437

Total Investments (cost $31,428,338) (100.02%)*						$31,454,121
Liabilities less other assets (-0.02%)*						(6,190)
Shareholders’ Capital - 100.00%*						$31,447,931

*	As a percentage of total shareholders’ capital.

(a)	Non-income producing.

(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale.

(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2019 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $558,901)	$584,684
Investments in Short-Term Investments, at fair value (cost $30,869,437)	30,869,437
Deferred offering costs (See note 6)	280,901
Dividends receivable	49,826
Total Assets	31,784,848

Liabilities
Due to advisor	247,097
Investment Advisory fee payable	5,564
Professional fees payable	27,463
Administration & Accounting fees payable	15,250
Transfer Agent fees payable	3,333
Chief Compliance Officer & Chief Financial Officer fees payable	12,240
Trustees’ fees payable	8,743
Insurance fees payable	3,497
Incentive fee payable	2,548
Other accrued expenses	11,182
Total Liabilities	336,917

Shareholders’ Capital	$31,447,931

Shareholders’ Capital
Paid-in Capital	$31,425,000
Total distributable earnings	22,931

Total Shareholders’ Capital	$31,447,931

Shares Outstanding	3,142,500

Net asset value per Share	$10.01

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Operations
For the Period Ended September 30, 2019* (Unaudited)

Income
Dividend income	$53,163
Total Income	53,163

Expenses
Investment Advisory fee (See Note 5)	34,431
Professional fees	27,463
Offering costs (See Note 6)	26,913
Administration & Accounting fees	15,250
Transfer Agent fees	3,333
Chief Compliance Officer & Chief Financial Officer fees	12,240
Trustees’ fees	8,743
Incentive Fee (See Note 5)	2,548
Other expenses	14,678
Total Expenses	145,599

Less Waivers (See Note 5):
Expense waiver	(60,717)
Investment Advisory fee waiver**	(28,867)
Total Waiver	(89,584)

Net Expenses	56,015

Net Investment Loss	(2,852)

Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments

Net change in unrealized appreciation/depreciation on investments	25,783
Total Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments	25,783

Net increase in Shareholders’ Capital from operations	$22,931

*

Reflects operations from August 30, 2019 (commencement of operations) to September 30, 2019. Prior to the commencement of operations date, the Fund was inactive except for matters related to the Fund’s establishment, designation and planned registration.

**	Investment Advisory Fee Waiver not subject to recoupment (See Note 5).

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Changes in Shareholders’ Capital
For the Period Ended September 30, 2019* (Unaudited)

Operations
Net investment loss	$(2,852)
Net change in unrealized appreciation/depreciation on investments	25,783
Net increase in Shareholders’ Capital from operations	22,931

Shareholders’ Capital Transactions
Proceeds from sale of Shares	31,325,000
Increase in Shareholders’ Capital from capital transactions	31,325,000

Shareholders’ Capital
Beginning of period**	100,000
End of period	$31,447,931

Shares outstanding at August 30, 2019**	10,000
Shares sold	3,132,500
Shares outstanding at September 30, 2019	3,142,500

*

Reflects operations from August 30, 2019 (commencement of operations) to September 30, 2019. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

**	The initial trustee purchased the initial 10,000 shares at a NAV of $10.00 per share.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Cash Flows
For the Period August 30, 2019 Ended to September 30, 2019* (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$22,931
Adjustments to reconcile net increase in Shareholders’ Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(558,901)
Net change in unrealized appreciation/depreciation on investments	(25,783)
Net cash paid for purchases, sales, and maturities of short-term investments	(30,869,437)
Changes in operating assets and liabilities:
Increase in deferred offering costs	(280,901)
Increase in interest receivable	(49,826)
Increase in due to advisor	247,097
Increase in investment advisory fee	5,564
Increase in administration & accounting fees payable	15,250
Increase in transfer agency fees payable	3,333
Increase in chief compliance officer & chief financial officer fee payable	12,240
Increase in professional fees payable	27,463
Increase in trustees fees payable	8,743
Increase in insurance fees payable	3,497
Increase in incentive fees payable	2,548
Increase in other accrued expenses	11,182
Net cash used in operating activities	(31,425,000)

Cash flows from financing activities
Proceeds from sale of Shares	31,325,000
Net cash provided by financing activities	31,325,000

Net change in cash	(100,000)

Cash at beginning of period	100,000

Cash at End of Period	$—

*

Reflects operations from August 30, 2019 (commencement of operations) to September 30, 2019. Prior to the commencement of operations date, the Fund was inactive except for matters related to the Fund’s establishment, designation and planned registration.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Financial Highlights

For the Period August 30, 2019 (Commencement of Operations) to September 30, 2019 (Unaudited)
Net asset value per Share, beginning of period (1)	$10.00
Net increase in Shareholders’ Capital from operations:
Net investment loss*	(0.00)**
Net unrealized appreciation/depreciation on investments	0.01
Net increase in Shareholders’ Capital from operations:	0.01
Total distributions	—

Net asset value per Share, end of period	$10.01

Total Return (2) (3)	0.10%

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$31,448
Ratio of net investment loss to average Shareholders’ Capital (4)	(0.10)%
Ratio of gross expenses to average Shareholders’ Capital (4)(5)	5.30%
Ratio of net expenses to average Shareholders’ Capital (4)(6)(7)	2.04%
Portfolio Turnover (3)	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the average share method.

**	Amount represents less than $0.005 per share.

(1)	The net asset value per Share as of the beginning of the period, August 30, 2019 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning on the commencement of operations and ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to the Financial Statements.

(7)	The incentive fee of $2,548 is exclusive of the 1.95% expense cap.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2019 (Unaudited)

1. Organization

FlowStone Opportunity Fund (formerly, Cresset Private Markets Opportunity fund) (the “Fund”) was organized as a Delaware statutory trust on May 23, 2018 and commenced operations on August 30, 2019. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. FlowStone Partners, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Fund’s investment adviser (the “Adviser”).

The Fund’s primary investment objective is to generate appropriate risk-adjusted long-term returns by investing in a diversified portfolio of private equity investments. The Fund’s investments are expected to consist primarily of: (i) secondary investments in private equity funds managed by third-party managers; (ii) primary investments in private equity funds managed by third-party managers; and (iii) direct co-investments in the equity and/or debt of operating companies.

The board of trustees (the “Board”) of the Fund has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board delegated its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Adviser has determined that the Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”).

A) Valuation of Investment - Pursuant to Fund’s valuation policies, the Board has delegated to the Adviser, the general responsibility for valuation of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by the Fund’s Valuation Committee, subject to Board approval. Investments in open-end investment companies are valued at their reported net asset value (“NAV”) per share.

B) Use of Estimates - The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

C) Income Recognition and Expenses — Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 5).

D) Organizational and Offering Costs - Organizational expenses consist of costs incurred to establish the Fund and enable it to legally to do business. These expenses are paid by the Fund and charged to expenses as incurred. Offering costs include registration fees and fees regarding the preparation and printing of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized over twelve months on a straight-line basis.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2019 (Unaudited) (continued)

3. Capital Share Transactions

The offering of shares of beneficial interest in the Fund (the “Shares”) is registered under the Securities Act of 1933, as amended. Shares are expected to be offered at the offering price during an initial offering period as determined by the Adviser, and are expected to be offered quarterly thereafter at the net asset value per Share as of the date such Shares are purchased.

The Fund expects to conduct repurchase offers quarterly. For each repurchase offer, the Fund will conduct repurchase offers of no more than 5% of the Fund’s net assets on or about the first day of the calendar quarter immediately following the first anniversary of the Initial Closing Date, and thereafter quarterly on or about each January 1, April 1, July 1 and October 1, unless the Fund’s Board has approved a higher or lower amount for a particular repurchase offer.

4. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

●	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Valuation Committee. The Valuation Committee considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

As the Fund uses the NAV of each Investment Fund as a practical expedient to determine the fair value of its investment, the investments in the Investment Funds have not been classified in the GAAP fair value hierarchy.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2019:

Investments	Practical Expedient	Level 1	Level 2	Level 3	Total
Investment Funds	$584,684	$—	$—	$—	$584,684
Short-Term Investments	—	30,869,437	—	—	30,869,437
Total	$584,684	$30,869,437	$—	$—	$31,454,121

During the period ended September 30, 2019, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2019 (Unaudited) (continued)

5. Investment Management Fee and Other Expenses

A) Investment Advisory Fee - The Fund has entered into an investment management fee (the “Investment Management Fee”) with the Adviser. In consideration of services provided, the Fund pays the Adviser a quarterly Investment Management Fee equal to 1.25% on an annualized basis of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. In no event will the Investment Management Fee payable by the Fund exceed 1.75% as a percentage of the Fund’s net asset value. For purposes of determining the Investment Management Fee payable to the Adviser for any quarter, net asset value is calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Adviser for that quarter. The Adviser has agreed, from the commencement of operations until the first anniversary of the commencement of operations, to contractually waive fees payable to it by the Fund on Fund assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. For the period ended September 30, 2019, the Fund incurred $34,431 in investment management fees.

In addition, at the end of each calendar quarter of the Fund, the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For the period ended September 30, 2019, the Fund incurred $2,548 in incentive fees.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and the Incentive Fee) do not exceed 1.95% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of recoupment. The Expense Limitation Agreement also provides that, from the commencement of operations until the first anniversary of the commencement of operations, the Adviser agrees to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

For the period ended September 30, 2019, the Adviser waived fees in the amount of $89,584, of which $60,717 is subject to recoupment for up to 3 years from the date on which the waiver was made. The waiver of $28,867 is not eligible for recoupment. Previously waived organizational fees of $141,500 are subject to recoupment for up to 3 years from the date on which the waiver was made.

B) Administration, Accounting, and Transfer Agent Fees - Pursuant to an agreement between the Fund and UMB Fund Services (“Administrator”), the Administrator provides administration, fund accounting, and assists with compliance services to the Fund. The Fund pays the Administrator a basis point fee, subject to fee minimums, for various administration, fund accounting, investor accounting and taxation services, to the Fund as well as certain out of pocket expenses.

C) Distribution - Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional unaffiliated broker-dealers to assist in the distribution of Fund shares.

D) Custodian Fees - UMB Bank N.A. serves as the custodian for the Fund’s assets and is responsible for maintaining custody of the Fund’s cash.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2019 (Unaudited) (continued)

6. Offering Costs

Offering costs include registration fees and fees regarding the preparation and printing of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized over twelve months on a straight-line basis. As of September 30, 2019, $280,901 of offering costs remains as an unamortized deferred asset, while $26,913 has been expensed subject to the Fund’s Expense Limitation Agreement.

7. Federal Income Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted September 30 as its tax year end.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2019 for federal income tax purposes or in, the Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2019, gross unrealized appreciation and depreciation of investments and short-term investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$31,428,338
Gross unrealized appreciation	$25,783
Gross unrealized depreciation	0
Net unrealized appreciation on investments	$25,783

As of September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(2,852)
Unrealized appreciation	25,783
Other differences	—
Distributable net earnings	$22,931

For tax year ending September 30, 2019 there were no distributions paid to investors.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2019 (Unaudited) (continued)

8. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended September 30, 2019 were $558,901 and $0, respectively.

9. Indemnification

Under the Fund’s organizational documents, its officers and Board of Trustees are indemnified against certain liabilities arising out of the performance of their services to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

10. Commitments

As of September 30, 2019, the Fund had outstanding investment commitments to Investment Funds totaling approximately $4,456,372.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”), which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019.

12. Subsequent Events

The Fund has evaluated subsequent events through the date the financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

FlowStone Opportunity Fund

Other Information
September 30, 2019 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-799-0799 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT). The Fund’s Form N-Q and Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

FlowStone Opportunity Fund

Approval of Investment Management Agreement
September 30, 2019 (Unaudited)

Approval of Investment Management Agreement

At the organizational meeting of the Board of Trustees (the “Board” or the “Trustees”) of FlowStone Opportunity Fund (the “Fund”) held on January 3, 2019, the Board, including all of the Trustees who are not parties to the Investment Management Agreement (the “Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, approved by a unanimous vote the initial approval of the Agreement.

In advance of the meeting, the Independent Trustees requested and received extensive materials from the Adviser to assist them in considering the approval of the Agreement. The materials provided by the Adviser included detailed comparative information relating to the advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

The Independent Trustees considered, among other things: (1) the nature and quality of the advisory services anticipated to be rendered, including the complexity of the services provided; (2) the experience and qualifications of the personnel that will provide such services; (3) the proposed fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs expected to be incurred by the Adviser and its affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the expected profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Adviser and its affiliates that may arise from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees to be charged by the Adviser in comparison to the fees charged by other investment advisers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Adviser may have with respect to the Fund.

The Independent Trustees concluded that the nature, extent and quality of the services anticipated to be provided by the Adviser to the Fund are appropriate and consistent with the terms of the Declaration of Trust of the Fund, that the quality of those services is consistent with industry norms and that the Fund would benefit from the Adviser’s management of the Fund’s investment program.

The Independent Trustees also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Fund effectively and has devoted sufficient resources to enable it to attract and retain qualified personnel. The Independent Trustees noted that the Adviser is part of a larger investment advisory group that advises individual investors with respect to private equity and other investments and that relationship may make available to the Fund investment opportunities that would not be available to the Fund if the Adviser was not the Fund’s investment adviser.

The Independent Trustees considered the costs of the services anticipated to be provided by the Adviser, and the compensation and benefits to be received by the Adviser in providing services to the Fund. The Independent Trustees reviewed the financial statements of the Adviser’s parent and a profitability analysis of the Adviser, considered any direct or indirect revenues that could be received by affiliates of the Adviser, and concluded that the Adviser’s fees and profits expected to be derived from its relationship with the Fund in light of the Fund’s expenses were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable funds. The Independent Trustees also concluded that the proposed overall expense ratio of the Fund was reasonable, taking into account the quality of services to be provided by the Adviser.

The Independent Trustees considered the extent to which economies of scale could be realized and whether fee levels would reflect those economies, noting that as the Fund grows, economies of scale would be realized.

The Independent Trustees considered all factors and no one factor alone was deemed dispositive.

Conclusion

The Independent Trustees determined that the information presented provided a sufficient basis upon which to approve the Agreement and that the proposed compensation and other terms of the Agreement was in the best interests of the Fund and its shareholders.

FlowStone Opportunity Fund

Privacy Notice
September 30, 2019 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES FLOWSTONE OPPORTUNITY FUND (“FLOWSTONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and name

● Address, phone number and e-mail address

● Transactions and account balances

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share personal information to run their everyday business. In the section below, we list the reasons financial companies can share their personal information; the reasons we choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FlowStone share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	No
For non-affiliates to market to you	No	No

Questions?	Call 1-888-799-0799 or go to www.flowstonepartners.com

FlowStone Opportunity Fund

Privacy Notice
September 30, 2019 (Unaudited) (continued)

Who We Are
Who is providing this notice?	FlowStone Opportunity Fund (“FlowStone”)
What We Do
How does FlowStone protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured fi les and buildings.

We restrict access to information about you to those employees we determine need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards to protect this information.

We continuously assess new technology for protecting information and upgrade our systems where appropriate.

How does FlowStone collect my personal information?	We collect your personal information, for example, when you establish your investment or give us contact information.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
For Other Important Information
For helpful information about identity theft, visit the Federal Trade Commission’s (FTC) consumer website at www.ftc.gov/idtheft.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating committee. The nominating committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FlowStone Opportunity Fund

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Conners
Scott Conners, President
(Principal Executive Officer)

Date	December 5, 2019

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 5, 2019

*	Print the name and title of each signing officer under his or her signature.